UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number                   811-01935
                                    ------------------------------------------

                           Eagle Growth Shares, Inc.
------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

          1200 North Federal Highway, Suite 424, Boca Raton, FL 33432
------------------------------------------------------------------------------
          (Address of principal executive offices)          (Zip code)

                         Baxter Financial Corporation
          1200 North Federal Highway, Suite 424, Boca Raton, FL 33432
------------------------------------------------------------------------------
                   (Name and address of agent for service)

Registrant's telephone number, including area code: (561) 395-2155
                                                   ---------------------------

Date of fiscal year end:   November 30
                         -----------------------------------------------------

Date of reporting period:  December 1, 2003 - May 31, 2004
                         -----------------------------------------------------

ITEM 1.  REPORTS TO STOCKHOLDERS.

                         EAGLE GROWTH SHARES, INC.

PRESIDENT'S LETTER - July 8, 2004

The Conference Board reported that its Consumer Confidence index rose to
101.9 in June from 93.1 in May, which is an eyebrow-raising increase for this indicator of future economic activity. The midyear survey of 55 forecasters by The Wall Street Journal projects economic growth at a 4.4% annual rate in the third quarter and at 4.2% in the fourth quarter. Strong growth shows in the manufacturing sector, with the Institute of Supply Management's index of manufacturing activity registering 61.1 in June. This reading marks the eighth consecutive month with the index over 60, and scores the best performance of this index since the early 1980s.

Nearly 1.3 million jobs have been created since the beginning of the year. June's number of 112,000 new jobs surprised forecasters, who had predicted job creation in the 250,000 range. Forecasters quickly pointed to increased energy costs and higher interest rates as probable villains slowing the feverish pace of employment growth. This economic hiccup is nothing unusual, but we will watch this indicator closely. The interest rate increase by the Federal Reserve was widely anticipated and is already priced into the market.

Since our last report we have eliminated positions in Brightpoint, Inc.; Tom Brown; CACI International, Inc.; Mattel, Inc.; Pharmaceutical Resources, Inc.; and Steris Corporation. We are pleased to report gains from all of those sales. Our holdings in Movie Gallery, Inc. and Health Net, Inc. were sold for a loss, offsetting some of the gains from other portfolio sales.

Various holdings were reduced to take advantage of market price increases. Alaris Medical and Principal Financial Group were reduced by 1,000 shares each. CDI Corporation was reduced by 500 shares and Stericycle, Inc. by 1,500 shares. Chicago Bridge and Iron was trimmed back by 1,200 shares.

Our new holdings are Penn National Gaming, an owner and operator of gaming properties; Mercury General Corporation, an insurance holding corporation; and Expeditors International, a provider of global logistics services.

The fund closed the first half of its fiscal year with net realized gains of $341,268.

We continue to search earnestly for opportunities to grow our portfolio.


                                        Very truly yours,
                                        /s/ Donald H. Baxter
                                        Donald H. Baxter
                                        President

                           EAGLE GROWTH SHARES, INC.

PORTFOLIO OF INVESTMENTS  - MAY 31, 2004

 Shares                                                              Value
--------                                                           ----------

                              COMMON STOCKS - 78.9%
                            AEROSPACE/DEFENSE - 1.3%
   750     *Alliant Techsystems Inc. ............................  $   45,937
                                                                   ----------
                      BUSINESS SUPPLIES & SERVICES - 5.2%
 6,000      Harland (John H.) Co. ...............................     181,800
                                                                   ----------
                              CONSTRUCTION - 7.7%
 4,000      Chicago Bridge & Iron Co. N.V. ......................     115,600
 3,000      Lennar Corp. Cl "A" .................................     137,700
   300      Lennar Corp. Cl "B" .................................      12,846
                                                                   ----------
                                                                      266,146
                                                                   ----------
                           FINANCIAL SERVICES - 4.0%
 2,000      Capital One Financial Corp. .........................     140,120
                                                                   ----------
                            FOOD DISTRIBUTION - 4.7%
 5,000     *Performance Food Group Co. ..........................     164,200
                                                                   ----------
                           GAMBLING PROPERTIES - 1.7%
 2,000     *Penn National Gaming, Inc. ..........................      59,960
                                                                   ----------
                            HEALTH CARE PLANS - 2.5%
 5,000     *Humana, Inc. ........................................      85,350
                                                                   ----------
                                INSURANCE - 7.3%
 2,000      Leucadia National Corp. .............................      99,400
 1,000      Mercury General Corp. ...............................      50,240
 3,000      Principal Financial Group, Inc. .....................     104,850
                                                                   ----------
                                                                      254,490
                                                                   ----------
                      MEDICAL EQUIPMENT & SUPPLIES - 6.9%
 4,000     *Alaris Medical, Inc. ................................      88,920
 2,000     *Saint Jude Medical, Inc. ............................     152,520
                                                                   ----------
                                                                      241,440
                                                                   ----------
                   MOVIE/TV PRODUCTION & DISTRIBUTION - 3.9%
 2,000     *Pixar Inc. ..........................................     135,700
                                                                   ----------
                                PACKAGING - 2.0%
 1,000      Ball Corp. ..........................................      68,310
                                                                   ----------


 Shares                                                              Value
--------                                                           ----------
                             PHARMACEUTICALS - 2.9%
 4,500      Mylan Laboratories, Inc. ............................  $  100,395
                                                                   ----------
                      PHARMACEUTICALS DISTRIBUTION - 1.9%
 1,000      Cardinal Health, Inc. ...............................      67,710
                                                                   ----------
                               REAL ESTATE - 7.9%
 1,500      LNR Property Corporation ............................      75,375
10,000      United Dominion Realty Trust, Inc. ..................     199,400
                                                                   ----------
                                                                      274,775
                                                                   ----------
                               RESTAURANTS - 5.2%
 4,000     *P.F. Chang's China Bistro, Inc. .....................     181,040
                                                                   ----------
                    SCIENTIFIC & TECHNICAL EQUIPMENT - 4.4%
 3,000     *Dionex Corp. ........................................     151,080
                                                                   ----------
                            STAFFING SERVICES - 1.4%
 1,500      CDI Corp. ...........................................      49,785
                                                                   ----------
                         TRANSPORTATION SERVICES - 2.0%
 1,500      Expeditors International of Washington, Inc. ........      68,160
                                                                   ----------
                        WASTE MANAGEMENT SERVICES - 6.0%
 4,500     *Stericycle Inc. .....................................     207,135
                                                                   ----------


Total Value of Common Stocks (Cost $1,457,942). .................   2,743,533
                                                                   ----------

Principal
 Amount
---------
                         SHORT-TERM INVESTMENTS - 20.4%
$ 710M      U.S. Treasury Bill 0.783% due 6/03/04
              (Cost $709,978) ...................................     709,978
                                                                   ----------


Total Value of Investments (Cost $2,167,920) .............  99.3%   3,453,511

Other Assets, less Liabilities ...........................   0.7       23,153
                                                           -----   ----------
Net Assets ................. ............................. 100.0%  $3,476,664
                                                           =====   ==========

* Non-income producing security

                       See notes to financial statements

                           EAGLE GROWTH SHARES, INC.

STATEMENT OF ASSETS AND LIABILITIES - MAY 31, 2004

ASSETS
   Investments in securities, at value
     (identified cost $2,167,920) (Note 1A)....                    $3,453,511
   Cash........................................                        29,633
   Other assets................................                         1,275
                                                                   ----------
     TOTAL ASSETS..............................                     3,484,419


LIABILITIES
   Accrued advisory and administrative fees....      $    2,896
   Other accrued expenses......................           4,859
                                                     ----------
     TOTAL LIABILITIES.........................                         7,755
                                                                   ----------
NET ASSETS.....................................                    $3,476,664
                                                                   ==========


NET ASSETS CONSIST OF:
   Capital paid in.............................                    $1,903,581
   Undistributed net investment deficit........                       (54,030)
   Accumulated net realized gain on investments                       341,522
   Net unrealized appreciation in value of
     investments...............................                     1,285,591
                                                                   ----------
     NET ASSETS for 242,781 shares outstanding                     $3,476,664
                                                                   ==========

SAMPLE PRICE COMPUTATION
   Net asset value per share
     ($3,476,664 / 242,781 shares).............                       $14.32
   Sales commission:  8 1/2% of offering price*                         1.33
                                                                      ------
   Offering price (adjusted to nearest cent) ..                       $15.65
                                                                      ======
   Redemption price............................                       $14.32
                                                                      ======

*On purchases of $10,000 or more the offering price is reduced.

                       See notes to financial statements

                           EAGLE GROWTH SHARES, INC.

STATEMENT OF OPERATIONS - SIX MONTHS ENDED MAY 31, 2004

INVESTMENT INCOME
    Dividends..................................$ 11,792
    Interest...................................   1,078
                                               --------
          Total Income.........................              $  12,870

EXPENSES (Note 4):
    Transfer agent and dividend disbursing
         agent's fees and expenses............   16,642
    Investment advisory fee ..................   13,559
    Professional fees.........................   12,307
    Registration fees.........................    9,816
    Administrative fee........................    4,520
    Custodian fees............................    2,748
    Reports and notices to shareholders.......    2,895
    Fund accounting agent's fees..............    2,339
    Other expenses............................    2,332
                                               --------
          Total Expenses......................   67,158
          Less: Fees paid indirectly..........      258
                                               --------
          Net expenses........................                  66,900
                                                             ---------

          Investment income-net...............                 (54,030)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS (Note 3):

    Net realized gain on investments........... 341,268
    Net unrealized depreciation of
        investments............................(442,961)
                                               --------
          Net loss on investments..............               (101,693)
                                                             ---------
NET DECREASE IN NET ASSETS RESULTING FROM
    OPERATIONS.................................              $(155,723)
                                                             =========

                       See notes to financial statements

                           EAGLE GROWTH SHARES, INC.

STATEMENT OF CHANGES IN NET ASSETS

                                                    SIX MONTHS
                                                       ENDED        YEAR ENDED
                                                      MAY 31,      NOVEMBER 30
                                                       2004            2003
                                                   -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:

  OPERATIONS
   Net investment loss............................  $  ( 54,030)  $   ( 86,549)
   Net realized gain on investments...............      341,268         16,809
   Net unrealized appreciation (depreciation)
     of investments...............................     (442,961)       805,352
                                                   -------------  -------------
     Net increase (decrease) in net assets
        resulting from operations.................     (155,723)       735,612
                                                   -------------  -------------

  DISTRIBUTIONS TO SHAREHOLDERS
   Net realized gain on investments
    ($.065 and $.53 per share, respectively)......     ( 16,367)      (137,228)

  CAPITAL SHARE TRANSACTIONS
   Decrease in net assets resulting from
    capital share transactions (Note 2)...........     (147,312)      ( 96,926)
                                                   -------------  -------------
     Net increase (decrease) in net assets........     (319,402)       501,458


NET ASSETS
  Beginning of year...............................    3,796,066      3,294,608
                                                   -------------  -------------
  End of period................................... $  3,476,664   $  3,796,066
                                                   =============  =============

                       See notes to financial statements

                           EAGLE GROWTH SHARES, INC.

NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES
    Eagle Growth Shares, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified open-end management investment company. The Fund's investment objective is to achieve growth of capital. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

    A. Security Valuation - securities listed on national exchanges or the NASDAQ National Market are valued at the closing sales price on May 28, 2004. Short-term obligations are stated at amortized cost which approximates fair value.

    B. Federal Income Taxes - no provision has been made for Federal income taxes on net income or capital gains, since it is the policy of the Fund to continue to comply with the special provisions of the Internal Revenue Code applicable to investment companies and to make sufficient distributions of income and capital gains to relieve it from all, or substantially all, such taxes.

    C. Distributions to Shareholders - the Fund distributes its net investment income, if any, and net realized gains annually. Income and capital gain distributions which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

    D. Use of Estimates - the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual amounts could differ from those estimates.

    E. Other - security transactions are accounted for on the date the securities are purchased or sold. Cost is determined, and gains and losses are based, on the identified cost basis for both financial statement and Federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income and estimated expenses are accrued daily.

2. CAPITAL STOCK
    As of May 31, 2004, 10,000,000 shares of $0.10 par value capital stock were authorized. Transactions in capital stock were as follows:

                              Six Months Ended          Year Ended
                                May 31, 2004         November 30, 2003
                            --------------------   --------------------
                             Shares      Amount     Shares      Amount
                            --------   ---------   --------   ---------

Capital stock sold.........    7,106   $  103,825    18,037   $ 228,459
Capital stock issued in
   reinvestment of
   distributions...........    1,087       15,921    11,265     133,382
Capital stock redeemed.....  (18,230)    (267,058)  (36,414)   (458,767)
                            --------   ----------  --------   ----------
  Net decrease ............  (10,037)  $ (147,312)  ( 7,112)  $( 96,926)
                            ========   ==========  ========   ==========

                           EAGLE GROWTH SHARES, INC.

3. PURCHASES AND SALES OF SECURITIES
    For the six months ended May 31, 2004, purchases and sales of securities, other than United States Government obligations and short-term notes, aggregated $225,306 and $961,081, respectively.

    At May 31, 2004, the cost of investments for Federal income tax purposes was $2,167,920. Accumulated net unrealized appreciation on investments was $1,285,591 consisting of $1,285,591 gross unrealized appreciation and $0 gross unrealized depreciation.

4. INVESTMENT ADVISORY AND OTHER TRANSACTIONS WITH AFFILIATES
    Baxter Financial Corporation (BFC) is the investment advisor and the administrator of the Fund.

    As investment advisor, BFC supervises the Fund's investments on a continuous basis and provides the Fund with investment advice and recommendations for an annual fee equal to .75% of the first $200 million of net assets, .625% of net assets between $200 million and $400 million, and .50% of net assets in excess of $400 million.

    As the Fund's administrator, BFC is responsible for providing overall supervision of the Fund's administrative operations and receives an annual fee of .25% of the average net assets of the Fund.

    Both the investment advisory fee and the administrative fee are payable monthly, based on month-end net asset values of the Fund.

    BFC also serves as the underwriter of the Fund. For the six months ended May 31, 2004, BFC received $287 in commissions from the sale of Fund shares.

    During the six months ended May 31, 2004, directors of the Fund who are not affiliated with BFC received directors' fees aggregating $650 and the Fund's custodian provided credits in the amount of $258 against custodian charges based on the uninvested cash balances of the Fund.

                            EAGLE GROWTH SHARES, INC.


                              FINANCIAL HIGHLIGHTS
        (For a Share of Capital Stock Outstanding Throughout Each Period)



                                    Six Months              Year Ended November 30,
                                       Ended      ------------------------------------------
SELECTED PER SHARE DATA            May 31, 2004    2003     2002     2001     2000     1999
-----------------------            ------------   ------   ------   ------   ------   ------

Net Asset Value,
   Beginning of Year...............   $15.02      $12.67   $14.93   $12.19   $12.60   $12.95
                                      ------      ------   ------   ------   ------   ------

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss).......    (0.22)      (0.34)   (0.33)   (0.33)   (0.14)    0.02
Net Realized & Unrealized Gain
  (Loss) on Investments............    (0.41)       3.22    (0.43)    3.07     0.60     0.24
                                      ------      ------   ------   ------   ------   ------
Total From Investment Operations...    (0.63)       2.88    (0.76)    2.74     0.46     0.26
                                                  ------   ------   ------   ------   ------
LESS DISTRIBUTIONS FROM:
Net Investment Income..............     --          --       --       --       0.02     --
Net Realized Gains.................     0.07        0.53     1.50     --       0.85     0.61
                                      ------      ------   ------   ------   ------   ------
Total Distributions................     0.07        0.53     1.50     --       0.87     0.61
                                      ------      ------   ------   ------   ------   ------

Net Asset Value, End of Period.....   $14.32      $15.02   $12.67   $14.93   $12.19   $12.60
                                      ======      ======   ======   ======   ======   ======

TOTAL RETURN*(%)...................    (4.24)      23.85    (6.17)   22.48     3.56     2.08
-------------

RATIOS/SUPPLEMENTAL DATA
------------------------
Net Assets, End of Period
  (in thousands)...................   $3,477      $3,796   $3,295   $3,496   $2,874   $2,906

Ratio to Average Net Assets:
  Expenses (%).....................     3.71(a)     3.39     3.23     3.44     3.10    3.01
  Net Income (Loss) (%)............    (2.99)(a)   (2.59)   (2.40)   (2.25)   (1.13)   0.23

Portfolio Turnover Rate (%)........        7          33       84       55       56      95

  * Calculated without sales charge.
(a) Annualized
                      See notes to financial statements

                         INDEPENDENT AUDITOR'S REPORT


To the Shareholders and Board of
Directors of Eagle Growth Shares, Inc.


We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Eagle Growth Shares, Inc., as of May 31, 2004, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months ended May 31, 2004 and the year ended November 30, 2003 and financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eagle Growth Shares, Inc., at May 31, 2004, the results of its operations, the changes in its net assets and its financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.


                                       BRIGGS, BUNTING & DOUGHERTY, LLP

Philadelphia, Pennsylvania
June 17, 2004

                           EAGLE GROWTH SHARES, INC.

EAGLE GROWTH SHARES, INC.
1200 North Federal Highway, Suite 424, Boca Raton, FL 33432 (561) 395-2155


INVESTMENT ADVISOR, ADMINISTRATOR AND UNDERWRITER
BAXTER FINANCIAL CORP.,
1200 North Federal Highway, Suite 424, Boca Raton, FL 33432


CUSTODIAN
U.S. BANK, N.A., 425 Walnut Street, Cincinnati, OH 45202


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
UNIFIED FUND SERVICES, INC.
P.O. Box 6110, Indianapolis, IN 46206-6110

LEGAL COUNSEL
STRADLEY, RONON, STEVENS & YOUNG, LLP, Philadelphia, PA


AUDITORS
BRIGGS, BUNTING & DOUGHERTY, LLP, Philadelphia, PA

       Eagle Growth Shares, Inc.
       1200 North Federal Highway
[LOGO] Suite 424
       Boca Raton, FL 33432
       (561) 395-2155

                                            [LOGO]

OFFICERS                                    EAGLE
Donald H. Baxter                            GROWTH
  Chairman and President                    SHARES, INC.
Ronald F. Rohe
  Vice President/Secretary/Treasurer

ADMINISTRATIVE STAFF
Keith A. Edelman
  Director of Operations
Diane M. Sarro
  Director of Shareholder Services


DIRECTORS
Donald H. Baxter
Thomas J. Flaherty
Kenneth W. McArthur
Robert L. Meyer
Donald P. Parson
                                                      SEMI-ANNUAL
                                                         REPORT

                                                      MAY 31, 2004

You will find important information
about EAGLE GROWTH SHARES, INC. - its
investment policy and management, past
record, the method of calculating
the per-share net asset value and the
sales commission included in the public
offering price - in the current
prospectus. This report is submitted
for the general information of the
Fund's shareholders. It is not
authorized for distribution to
prospective investors unless preceded
or accompanied by an effective prospectus.

ITEM 2.  CODE OF ETHICS.

         Not applicable for filing of Semi-Annual Reports to Shareholders.

         The registrant's Code Of Business Ethics for Principal Executive and Financial Officers is available, without charge, upon request, by writing to the above address, or by calling 1-800-749-9933.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not applicable for filing of Semi-Annual Reports to Shareholders.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable for filing of Semi-Annual Reports to Shareholders.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable to registrant, which is an open-end management investment company.


ITEM 6.  SCHEDULE OF INVESTMENTS.

         Not applicable; full Schedule of Investments filed under Item 1 of this report.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable to registrant, which is an open-end management investment company.


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

         Not applicable to registrant, which is an open-end management investment company.


ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

         The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.


ITEM 10. CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (the "Procedures") within 90 days of the filing of this report, and have concluded that the Procedures are effective in providing reasonable assurances that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         (b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS.

         (a) The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                 Eagle Growth Shares, Inc.
            ------------------------------------------------------------------

By (Signature and Title)*    /s/ Donald H Baxter
                         -----------------------------------------------------
                                 Donald H. Baxter, Chief Executive Officer

Date  July 28, 2004
    ---------------------

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Donald H. Baxter
                         -----------------------------------------------------
                                 Donald H. Baxter, Chief Executive Officer
Date  July 28, 2004
    ---------------------

By (Signature and Title)*    /s/ Ronald F. Rohe
                         -----------------------------------------------------
                                 Ronald F. Rohe, Chief Financial Officer

Date  July 28, 2004
    ---------------------

* Print the name and title of each signing officer under his or her signature.